Stock Based Compensation - 2015 Omnibus Incentive Plan (Details) - 2015 Plan - shares	1 Months Ended	12 Months Ended
	May 31, 2016	Dec. 31, 2018
Stock Based Compensation
Minimum exercise price per share as a percent of fair market value of a share		100.00%
Total number of shares of common stock that may be issued		2,824,317
Number of shares available for future issuance		699,590
Vesting period		4 years
Option to purchase common stock
Stock Based Compensation
Number of shares issued		2,056,891
Restricted Common Stock
Stock Based Compensation
Number of shares issued	62,237	62,237
Vesting period	4 years
Maximum
Stock Based Compensation
Term of stock options		10 years